SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

11. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the year ended December 31, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020	December 31, 2019
(Increase) decrease in due from related party	(143)	102	(126)
(Increase) decrease in prepaid expenses	(17)	7	3
(Decrease) increase in trade payables and accrued liabilities	(122)	(155)	134
Total changes in working capital	(282)	(46)	11

During the year ended December 31, 2021, the Company:

i)	transferred $203,865 from reserve to deficit;
ii)	recorded $67,532 as the net change for accrued exploration and evaluation expenditures;
iii)	recorded $94,606 provision recovery for restoration obligation;
iv)	reclassed $50,000 from advance to investment;

During the year ended December 31, 2020, the Company:

v)	transferred $3,782,706 from reserve to deficit;
vi)	recorded $6,506 as the net change for accrued exploration and evaluation expenditures;
vii)	recorded $267,000 as a provision for restoration obligation;
viii)	reclassed $24,000 from advance to investment;
ix)	offset $33,735 from due to related party to investment; and
x)	offset $7,500 in trade payables to proceeds from issuance of common stock.

During the year ended December 31, 2019, the Company:

i)	transferred $3,860,656 from reserve to deficit;
ii)	recorded $171,444 as the net change for accrued exploration and evaluation expenditures;
iii)	paid $51,000 as non-cash consideration for exploration and evaluation expenditures; and
iv)	recorded $88,987 of flow-through share premium liability.